NORTHERN LIGHTS FUND TRUST

May 2, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust	-	Altegris Multi-Strategy Fund
Altegris/AACA Opportunistic Real Estate Fund
Beech Hill Total Return Fund
Biondo Growth Fund
Biondo Focus Fund
BTS Tactical Fixed Income Fund
FX Strategy Fund
TransWestern Institutional Short Duration Government Bond Fund

Post-Effective Amendment No. 961, 962, 963, 964, 965, and 967 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Altegris Multi-Strategy Fund, Altegris/AACA Opportunistic Real Estate Fund, Beech Hill Total Return Fund, Biondo Growth Fund, Biondo Focus Fund, BTS Tactical Fixed Income Fund, FX Strategy Fund, TransWestern Institutional Short Duration Government Bond Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Biondo Growth Fund	961	0001580642-17-002536	April 24, 2017
Biondo Focus Fund	961	0001580642-17-002536	April 24, 2017
Beech Hill Total Return Fund	962	0001580642-17-002540	April 24, 2017

BTS Tactical Fixed Income Fund	963	0001580642-17-002550	April 25, 2017
FX Strategy Fund	964	0001580642-17-002552	April 25, 2017
Altegris Multi-Strategy Fund	965	0001580642-17-002559	April 26, 2017
Altegris/AACA Opportunistic Real Estate Fund	965	0001580642-17-002559	April 26, 2017
TransWestern Institutional Short Duration Government Bond Fund	967	0001580642-17-002597	April 27, 2017

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/Stephanie Shearer

Stephanie Shearer

Secretary